Line of Credit (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Line of credit	$ 67,501	$ 100,000
Line of credit balance		$ 34,981
Line of credit interest rate	4.95%	4.95%
Line of credit expiration date	Oct. 27, 2017	Oct. 27, 2017
Available to borrow under the line of credit	$ 32,499	$ 100,000
Prime Rate [Member]
Line of credit interest rate	2.70%
Revolving Credit Facility [Member] | Regions Bank [Member]
Line of credit	$ 100,000